STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation expense:
Stock-based compensation expense	$ 8,942	$ 9,404	$ 9,347
Continuing operations [Member]
Stock-based compensation expense:
Stock-based compensation expense	8,942	9,404	7,990
Discontinued operations [Member]
Stock-based compensation expense:
Stock-based compensation expense	0	0	1,357
Stock option plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,090	2,250	2,548
Restricted stock plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	6,852	7,154	6,799
Cost of goods sold [Member]
Stock-based compensation expense:
Stock-based compensation expense	630	519	406
Sales and marketing [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,151	1,868	1,862
Research and development [Member]
Stock-based compensation expense:
Stock-based compensation expense	1,422	1,809	1,433
Administration [Member]
Stock-based compensation expense:
Stock-based compensation expense	$ 4,739	$ 5,208	$ 4,289